Allowance for Loan Losses and Credit Quality Information (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Aging of past due loans
30-59 Days Past Due	$ 3,298	$ 3,628
60-89 Days Past Due	426	1,160
90 Days or More Past Due	7,835	19,105
Total Past Due	11,559	23,893
Current Loans	464,214	556,507
Total loans	475,773	580,400
Loans 90 Days or More Past Due and Still Accruing	7,423	0
1-4 family [Member]
Aging of past due loans
30-59 Days Past Due	1,172	1,876
60-89 Days Past Due	240	305
90 Days or More Past Due	0	1,297
Total Past Due	1,412	3,478
Current Loans	95,625	115,588
Total loans	97,037	119,066
Loans 90 Days or More Past Due and Still Accruing	0	0
Residential developments [Member]
Aging of past due loans
30-59 Days Past Due	0	107
60-89 Days Past Due	0	290
90 Days or More Past Due	0	8,211
Total Past Due	0	8,608
Current Loans	46,343	44,138
Total loans	46,343	52,746
Loans 90 Days or More Past Due and Still Accruing	0	0
Alternative fuels [Member]
Aging of past due loans
30-59 Days Past Due	0	0
60-89 Days Past Due	0	0
90 Days or More Past Due	0	0
Total Past Due	0	0
Current Loans	13,911	18,882
Total loans	13,911	18,882
Loans 90 Days or More Past Due and Still Accruing	0	0
Other [Member]
Aging of past due loans
30-59 Days Past Due	49	350
60-89 Days Past Due	0	79
90 Days or More Past Due	289	5,184
Total Past Due	338	5,613
Current Loans	184,315	212,673
Total loans	184,653	218,286
Loans 90 Days or More Past Due and Still Accruing	0	0
Consumer [Member]
Aging of past due loans
30-59 Days Past Due	591	658
60-89 Days Past Due	80	374
90 Days or More Past Due	0	387
Total Past Due	671	1,419
Current Loans	53,304	60,742
Total loans	53,975	62,161
Loans 90 Days or More Past Due and Still Accruing	0	0
Construction/development [Member]
Aging of past due loans
30-59 Days Past Due	45	286
60-89 Days Past Due	0	0
90 Days or More Past Due	0	0
Total Past Due	45	286
Current Loans	497	4,500
Total loans	542	4,786
Loans 90 Days or More Past Due and Still Accruing	0	0
Banking [Member]
Aging of past due loans
30-59 Days Past Due	0	0
60-89 Days Past Due	0	0
90 Days or More Past Due	0	1,149
Total Past Due	0	1,149
Current Loans	958	3,750
Total loans	958	4,899
Loans 90 Days or More Past Due and Still Accruing	0	0
Other [Member]
Aging of past due loans
30-59 Days Past Due	1,441	351
60-89 Days Past Due	106	112
90 Days or More Past Due	7,546	2,877
Total Past Due	9,093	3,340
Current Loans	69,261	96,234
Total loans	78,354	99,574
Loans 90 Days or More Past Due and Still Accruing	$ 7,423	$ 0